Related-party Transactions - Summary of TSR Performance (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TSR Performance of S&P SmallCap 600 Constituents, 75th [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	75.00%	74.00%	74.00%
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	35.00%	32.00%	32.00%
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	(6.00%)	(9.00%)	(9.00%)
INXN [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	96.00%	105.00%	105.00%